Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					[    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	Kenneth M. Ligon
Title:	Secretary/Treasurer
Phone:	772-778-0552
Signature, Place and Date of Signing: ________________________

	Kenneth M. Ligon 	Vero Beach, FL		January 13, 2003

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	$161,803

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
AMERICAN INTERNATIONAL GP
COM
026874107
7395
127833
127833
127833
D
ANHEUSER-BUSCH COS
COM
035229103
5974
123435
123435
123435
D
AUTOMATIC DATA PROCESSING
COM
053015103
6146
156595
156595
156595
D
BARD (CR) INC.
COM
067383109
2368
40830
40830
40830
D
BELLSOUTH CORP
COM
079860102
331
12793
12793
12793
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
244
10525
10525
10525
D
CISCO SYSTEMS
COM
17275R102
3102
236827
236827
236827
D
CITIGROUP, INC.
COM
172967101
8493
241358
241358
241358
D
COMPASS BANCSHARES
COM
20449H109
3453
110410
110410
110410
D
DISNEY, WALT
COM
254687106
4717
289230
289230
289230
D
DUKE POWER
COM
264399106
4291
219605
219605
219605
D
EXXON MOBIL CORP
COM
30231G102
8754
250537
250537
250537
D
GENERAL ELECTRIC
COM
369604103
6448
264813
264813
264813
D
GOLDMAN SACHS
COM
38141G104
2187
32115
32115
32115
D
HEWLETT PACKARD
COM
428236103
248
14267
14267
14267
D
HORMEL
COM
440452100
4180
179170
179170
179170
D
JOHNSON & JOHNSON
COM
478160104
7714
143624
143624
143624
D
MCGRAW HILL CO'S
COM
580645109
5101
84395
84395
84395
D
MEDTRONIC INC
COM
585055106
7267
159369
159369
159369
D
MERCK & CO.
COM
589331107
7141
126143
126143
126143
D
MICROSOFT
COM
594918104
7710
149124
149124
149124
D
NORTHERN TRUST
COM
665859104
3070
87600
87600
87600
D
ORACLE CORP
COM
68389X105
3348
309985
309985
309985
D
PEPSICO
COM
713448108
6584
155940
155940
155940
D
PFIZER INC
COM
717081103
7128
233179
233179
233179
D
PITNEY-BOWES
COM
724479100
4450
136250
136250
136250
D
POLARIS INDUSTRIES
COM
731068102
5558
94840
94840
94840
D
PROCTOR & GAMBLE
COM
742718109
3853
44830
44830
44830
D
ROYAL DUTCH PETROL.
COM
780257804
510
11575
11575
11575
D
SCHERING PLOUGH CORP
COM
806605101
287
12915
12915
12915
D
STATE STREET CORP
COM
857477103
7338
188150
188150
188150
D
TALBOTS, INC
COM
874161102
4269
155070
155070
155070
D
UNITED PARCEL SERVICE
COM
911312106
5176
82050
82050
82050
D
VIACOM CL B
COM
925524308
6338
155488
155488
155488
D
WAL-MART
COM
931142103
630
12479
12479
12479
S
REPORT SUMMARY
35
RECORDS
161803
0
OTHER MANAGERS